Inventories	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
Inventories

21. Inventories

Inventories, shown net of an allowance for obsolete and slow-moving goods, can be analyzed as follows:

	At December 31,	At December 31,
	2022	2021
	(EUR thousand)
Raw materials	88,139	58,484
Semifinished products	30,196	29,878
Finished products	92,994	64,252
Advances to suppliers	18,119	9,554
Provision from slow moving and obsolescence	(16,194)	(13,251)
Total inventories	213,254	148,917

The accrual of the provision for slow moving and obsolete inventories recognized within cost of sales for the years ended December 31, 2022 and 2021 is EUR 16,194 thousand and EUR 13,251 thousand respectively. Changes in the provision for slow moving and obsolete inventories are as follows:

	2022	2021
	(EUR thousand)
As at January 1	13,251	12,309
Provision	2,956	1,878
Utilizations and other changes	(13)	(936)
As at December 31	16,194	13,251